Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income (loss)	Total
Balance at Jun. 30, 2023	$ 86	$ 34,891	$ 20,130		$ (3,969)	$ (427)	$ 50,711
Adoption of CECL, net of tax effect			(414)				(414)
Balance at July 1, 2024 after adoption of CECL	86	34,891	19,716		(3,969)	(427)	50,297
Net loss earnings			(1,721)				(1,721)
Other comprehensive income, net						91	91
Cash dividends of $0.20 per common share			(670)				(670)
Balance at Jun. 30, 2024	86	34,891	17,325		(3,969)	(336)	47,997
Net loss earnings			181				181
Other comprehensive income, net						191	191
Balance at Jun. 30, 2025	$ 86	$ 34,891	$ 17,506		$ (3,969)	$ (145)	$ 48,369